Derivative Instruments - Summary of Gain on Change in Fair Value of Derivatives - Derivative Designated as Accounting Hedge (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 177	$ 179
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net	12,293	(4,492)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	(12,116)	4,671
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	$ 177	$ 179